BASIS OF PRESENTATION	12 Months Ended
Oct. 31, 2022
Basis Of Presentation
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Issues Committee (“IFRIC”). The principal accounting policies applied in the preparation of these financial statements are set out below. These policies have been consistently applied to all periods presented, unless otherwise stated.

The Company has changed its fiscal year end from January 31 to October 31, which became effective for the period ended October 31, 2021. The Company determined that the change in year end would better reflect the annual business cycle given that the holiday season (November and December) is a peak period for sales. Given the fiscal year ended October 31, 2021 is for a 9-month period, the results may not be comparable to the 12-month period ended October 31, 2022.

These financial statements were approved by the Board of Directors on March 10, 2023.

Basis of presentation

These financial statements have been prepared on a historical cost basis and presented in U.S. dollars which is the functional currency of the Company. The financial statements of the Company have been prepared on an accrual basis, except for cash flow information. The financial statements have been prepared on a historical cost basis except for warrants and options, which are measured at fair value.

BRUUSH ORAL CARE INC.

NOTES TO THE FINANCIAL STATEMENTS

(Expressed in U.S. dollars)

Twelve months ended October 31, 2022, nine months ended October 31, 2021 and twelve months ended January 31, 2021